General (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General [Abstract]
Date of incorporated	Jun. 30, 2013
Cash, cash equivalents	$ 4,800,000
Net cash used in operating activities	(3,069,751)	$ (2,003,481)
Accumulated losses	(31,773,242)		$ (29,477,287)
Gross proceeds	$ 2,200,000